Citi Fund Services

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

March 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Access One Trust (the “Trust”)
File Nos. 333-119022 and 811-21634
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 28 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Tuesday, February 28, 2012.

Questions related to this filing should be directed to my attention at (617) 824-1514 or, in my absence, to Amy Doberman, ProFunds at (240) 497-6539.

Sincerely,

/s/ Kristin P. Schantz

Kristin P. Schantz

Vice President

cc:	Amy R. Doberman
Kenneth Fang
John Foley